Other Expense - Schedule of Other Expense (Details) - Other Expense [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Expense - Schedule of Other Expense (Details) [Line Items]
Exchange loss	$ (9,104)	$ (208,232)	$ (95,842)
Other expenses	$ (9,104)	$ (208,232)	$ (95,842)